Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2014 Accumulated Net Unrealized Investment Gain (Loss) INR	Mar. 31, 2013 Accumulated Net Unrealized Investment Gain (Loss) INR	Mar. 31, 2014 Reclassification out of Accumulated Other Comprehensive Income Accumulated Net Unrealized Investment Gain (Loss) USD ($)	Mar. 31, 2014 Reclassification out of Accumulated Other Comprehensive Income Accumulated Net Unrealized Investment Gain (Loss) INR	Mar. 31, 2013 Reclassification out of Accumulated Other Comprehensive Income Accumulated Net Unrealized Investment Gain (Loss) INR
Available for sale securities:
Realized (gain)/loss on sales of available for sale securities, net	$ 29.3	1,755.7	2,227.8	(1,315.1)			$ (0.5)	(29.5)	(316.2)
Other than temporary impairment losses on available for sale securities	(11.1)	(664.7)	(1,546.3)	(1,299.2)			0	0	(3.7)
Total before tax							(0.5)	(29.5)	(319.9)
Income tax							0.2	10.0	103.8
Net of tax		(19.5)	(216.1)		(19.5)	(216.1)	$ (0.3)	(19.5)	(216.1)